Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of composition of inventory balances

	2023 £m	2022 £m
Raw materials and consumables	298	310
Work in progress	20	35
Finished goods	1,090	1,003
Total	1,408	1,348